Fair Value Measurements - Additional Information (Detail)	Apr. 05, 2021 shares
Common Stock [Member]
Stock shares issued during the period shares	16,231,241
private Warrants [Member]
Class of warrants or right number of securities alled by warrants or rights	16,231,241
Class of warrants or right issued during period	8,731,250